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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08553

Evergreen International Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for five of its series, Evergreen Emerging Markets Growth Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund and Evergreen Precious Metals Fund, for the quarter ended July 31, 2007. These five series have an October 31 fiscal year end.

Date of reporting period: July 31, 2007

Item 1 – Schedule of Investments

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS 95.5%
CONSUMER DISCRETIONARY 8.0%
Automobiles 1.5%
Astra International	Indonesia	3,100,000	$6,203,358
Hero Honda Motors, Ltd.	India	40,000	661,492
Hyundai Motor Co., Ltd.	South Korea	30,000	2,638,040
Proton Holdings Berhad	Malaysia	523,500	848,069

			10,350,959

Hotels, Restaurants & Leisure 1.3%
Alsea SA de CV ρ	Mexico	1,427,600	2,442,351
Genting Berhad	Malaysia	1,108,500	2,537,764
Resorts World Berhad	Malaysia	3,000,000	3,585,548

			8,565,663

Household Durables 1.5%
Consorcio ARA SA de CV ρ	Mexico	1,200,000	1,758,749
Gafisa SA, ADR * ρ	Brazil	105,400	3,314,830
LG Electronics, Inc.	South Korea	35,000	2,941,372
Turkiye Sise Ve Cam Fabrikalari AS	Turkey	567,000	2,542,029

			10,556,980

Media 1.1%
Astro All Asia Networks plc	United Kingdom	1,600,000	1,796,814
Grupo Televisa SA de CV, ADR ρ	Mexico	240,600	6,075,150

			7,871,964

Multi-line Retail 1.3%
Lojas Renner SA	Brazil	150,000	2,838,130
Lotte Shopping Co.	South Korea	15,500	6,030,649

			8,868,779

Specialty Retail 0.6%
Edaran Otomobil Nasional Berhad	Malaysia	332,100	148,377
JD Group, Ltd.	South Africa	400,000	4,123,906

			4,272,283

Textiles, Apparel & Luxury Goods 0.7%
Guararapes Confeccoes SA	Brazil	37,000	2,017,157
Texwinca Holdings, Inc. ρ	Bermuda	3,000,000	2,604,627

			4,621,784

CONSUMER STAPLES 9.1%
Beverages 1.0%
Fomento Economico Mexicano SA de CV, Ser. B, ADR	Mexico	92,000	3,405,840
Grupo Modelo SA de CV, Ser. C	Mexico	100,000	539,774
Tsingtao Brewery Co., Ltd. ρ	China	1,134,000	2,620,799

			6,566,413

Food & Staples Retailing 1.6%
C.P. 7- Eleven Public Co., Ltd.	Thailand	14,069,400	4,998,751
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR ρ	Brazil	93,200	3,465,176
Controladora Comercial Mexicana SA de CV	Mexico	910,000	2,514,249

			10,978,176

Food Products 4.2%
Astra Argo Lestari	Indonesia	1,418,500	2,336,124
CJ Corp. ρ	South Korea	60,000	8,178,410
Cresud S.A.C.I.F., ADR ρ	Argentina	160,000	3,174,400
Golden Hope Plantations Berhad	Malaysia	730,000	1,762,665
Highlands & Lowlands Berhad	Malaysia	405,000	882,370
Lotte Confectionery Co., Ltd.	South Korea	3,200	5,609,366
PPB Group Berhad	Malaysia	700,100	1,499,091

1

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products continued
Tiger Brands, Ltd.	South Africa	120,000	$3,141,659
Universal Robina	Philippines	7,000,000	2,483,641

			29,067,726

Household Products 1.1%
Hindustan Lever, Ltd.	India	1,500,000	7,693,872

Personal Products 0.9%
Amorepacific Corp.	South Korea	3,701	2,662,490
Natura Cosmeticos SA	Brazil	300,000	3,686,362

			6,348,852

Tobacco 0.3%
Gudang Garam	Indonesia	2,000,000	2,146,953

ENERGY 13.7%
Oil, Gas & Consumable Fuels 13.7%
Cairn Energy plc *	India	900,110	3,308,323
CNOOC, Ltd., ADR ρ	Hong Kong	40,000	4,744,000
Kazmunaigas Exploration and Production, GDR * 144A	Kazakhstan	70,000	1,631,548
Kazmunaigas Exploration and Production, GDR *	Kazakhstan	20,000	466,157
Kazmunaigas Exploration and Production, GDR – London Exchange *	Kazakhstan	80,000	1,864,626
Novatek OAO, GDR	Russia	70,000	3,743,719
OAO Gazprom, ADR *	Russia	290,000	12,494,060
OAO LUKOIL, ADR	Russia	30,000	2,380,130
OAO LUKOIL, ADR – London Exchange	Russia	120,000	9,520,519
OAO Tatneft, GDR	Russia	12,000	1,203,000
OAO Tatneft, GDR – London Exchange	Russia	13,000	1,280,143
Oil & Natural Gas Corp., Ltd.	India	150,000	3,394,080
Petrobras Energia Participaciones SA *	Argentina	900,000	986,222
PetroChina Co., Ltd., ADR ρ	China	25,500	3,755,130
Petroleo Brasileiro SA, ADR	Brazil	110,000	6,143,500
Petroleo Brasileiro SA, ADR – Frankfurt Exchange	Brazil	179,000	11,617,100
Polski Koncern Naftowy ORLEN SA *	Poland	100,000	1,949,460
PT Medco Energi International Terbuka	Indonesia	8,000,000	3,646,069
PTT Exploration & Production plc	Thailand	750,000	2,842,339
PTT Public Co.	Thailand	200,000	1,834,372
Reliance Industries, Ltd., GDR 144A	India	8,000	743,010
Reliance Industries, Ltd., GDR – London Exchange 144A	India	82,000	7,615,854
Reliance Natural Resources, Ltd.	India	260,000	280,999
Sasol, Ltd., ADR ρ	South Africa	190,000	7,145,900

			94,590,260

FINANCIALS 18.9%
Commercial Banks 13.6%
Banco Bradesco SA, ADR ρ	Brazil	150,000	3,906,000
Banco Estado Rio Grande Sul SA *	Brazil	350,000	6,846,789
Banco Macro Bansud SA, ADR	Argentina	68,493	1,941,777
Bangkok Bank	Thailand	500,000	1,883,565
Bank Hapoalim, Ltd.	Israel	900,000	4,250,064
China Citic Bank * ρ	China	4,000,000	3,060,329
Credicorp, Ltd.	Bermuda	50,000	3,217,000
First Financial Holding Co., Ltd.	Taiwan	3,318,225	2,452,994
Grupo Financiero Banorte SA de CV, Ser. O ρ	Mexico	684,236	3,051,691
Grupo Financiero Galicia SA, ADR * ρ	Argentina	120,000	1,087,200
Halyk Savings Bank, GDR *	Kazakhstan	95,000	2,028,735
ICICI Bank, Ltd., ADR ρ	India	112,500	4,986,000
Industrial & Commercial Bank of China, Ltd. ρ	China	4,307,000	2,626,726

2

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Komercni Banka AS	Czech Republic	16,000	$3,173,907
Kookmin Bank	South Korea	52,687	4,556,624
Kookmin Bank, ADR	South Korea	40,000	3,431,600
Malayan Banking Berhad	Malaysia	723,500	2,559,714
Metropolitan Bank & Trust Co.	Philippines	1,700,000	2,293,763
Nedcor, Ltd.	South Africa	240,000	4,477,015
PT Bank Central Asia Terbuka	Indonesia	4,000,000	2,685,164
Sberbank RF	Russia	1,953,000	7,902,545
Shinhan Financial Group Corp., Ltd.	South Korea	43,620	2,964,397
Standard Bank Group, Ltd.	South Africa	300,000	4,299,534
Turkiye Is Bankasi AS	Turkey	1,040,499	5,701,507
Unibanco-Uniao de Bancos Brasileiros SA, GDR	Brazil	37,000	4,315,680
Vtb Bank AG, GDR * 144A	Russia	350,000	3,727,500

			93,427,820

Diversified Financial Services 1.5%
Ayala Corp.	Philippines	336,036	3,877,150
Fuhwa Financial Holding Co., Ltd. *	Taiwan	9,090,500	5,943,949
Reliance Capital, Ltd.	India	27,000	802,165

			10,623,264

Insurance 1.9%
Cathay Financial Holding Co., Ltd.	Taiwan	4,000,327	10,390,008
Sanlam, Ltd.	South Africa	900,000	2,860,757

			13,250,765

Real Estate Management & Development 1.9%
Brascan Residential Properties SA	Brazil	500,000	3,802,881
IRSA Inversiones y Representaciones SA, GDR * ρ	Argentina	190,000	3,486,500
KLCC Property Holdings	Malaysia	2,887,900	2,992,159
Sao Carlos Empreendimentos E. Participacoes SA *	Brazil	238,900	2,795,115

			13,076,655

HEALTH CARE 1.0%
Health Care Providers & Services 0.3%
Diagnosticos da America SA	Brazil	80,000	1,949,812

Pharmaceuticals 0.7%
Ranbaxy Laboratories, Ltd., GDR	India	100,000	948,296
Teva Pharmaceutical Industries, Ltd., ADR	Israel	100,000	4,202,000

			5,150,296

INDUSTRIALS 8.7%
Airlines 0.2%
EVA Airways Corp.	Taiwan	4,015,000	1,632,776

Commercial Services & Supplies 0.5%
51job, Inc., ADR * ρ	Cayman Islands	175,696	3,243,348

Industrial Conglomerates 2.2%
Barloworld, Ltd.	South Africa	83,000	1,476,344
Dogan Sirketler Grubu Holding AS *	Turkey	1,561,704	3,415,057
Far Eastern Textile, Ltd.	Taiwan	2,620,000	2,991,439
KOC Holding AS *	Turkey	648,600	2,961,599
Sime Darby Berhad	Malaysia	800,000	2,332,343
SM Investments Corp.	Philippines	218,216	1,953,206

			15,129,988

3

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 1.9%
Hyundai Heavy Industries Co., Ltd.	South Korea	14,000	$5,384,527
Samsung Heavy Industries Co., Ltd.	South Korea	70,000	3,811,444
Tata Motors, Ltd., ADR ρ	India	219,541	3,765,128

			12,961,099

Trading Companies & Distributors 1.1%
Samsung Corp.	South Korea	115,000	7,701,049

Transportation Infrastructure 2.8%
Anhui Expressway Co., Ltd.	China	2,000,000	1,776,179
China Merchants Holdings International Co. ρ	China	4,000,000	14,202,159
Sichuan Expressway Co., Ltd.	Hong Kong	9,500,000	3,162,889

			19,141,227

INFORMATION TECHNOLOGY 11.3%
Computers & Peripherals 1.0%
ASUSTeK Computer, Inc.	Taiwan	2,000,500	5,677,499
Tatung Co., Ltd. *	Taiwan	2,716,000	1,455,333

			7,132,832

Electronic Equipment & Instruments 1.5%
Avermedia Technologies, Inc.	Taiwan	1,295,625	2,458,166
Hon Hai Precision Industry Co., Ltd.	Taiwan	324,844	2,678,897
Johnson Electrical Holdings, Inc. ρ	Bermuda	4,000,000	2,122,241
Samsung SDI Co., Ltd. ρ	South Korea	45,000	3,121,685

			10,380,989

Internet Software & Services 1.3%
KTHitel Co., Ltd. *	South Korea	300,000	1,895,249
SINA Corp. * ρ	Cayman Islands	140,000	6,022,800
Webzen, Inc., ADR * ρ	South Korea	160,000	835,200

			8,753,249

IT Services 1.2%
Infosys Technologies, Ltd. ρ	India	60,000	2,976,000
Redecard SA *	Brazil	150,000	2,589,593
Satyam Computer Services, ADR ρ	India	100,000	2,666,000

			8,231,593

Semiconductors & Semiconductor Equipment 6.3%
ASE Test, Ltd. * ρ	Singapore	253,500	3,417,180
Realtek Semiconductor Corp.	Taiwan	950,000	5,465,801
Samsung Electronics Co., Ltd.	South Korea	22,500	14,811,264
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,943,163	3,830,876
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	401,825	4,078,524
United Microelectronics Corp.	Taiwan	21,535,697	11,965,596

			43,569,241

MATERIALS 9.2%
Construction Materials 1.3%
Cemex SA de CV, ADR * ρ	Mexico	156,435	5,059,108
Pretoria Portland Cement Co., Ltd.	South Africa	154,007	919,774
Ultratech Cement, Ltd.	India	129,923	2,984,294

			8,963,176

Metals & Mining 7.9%
Anglo Platinum, Ltd.	South Africa	38,905	5,394,843
AngloGold Ashanti, Ltd., ADR ρ	South Africa	45,000	1,897,200
Companhia Vale do Rio Doce, ADR	Brazil	135,000	6,616,350
Companhia Vale do Rio Doce, ADR–Frankfurt Exchange	Brazil	155,000	6,561,150

4

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Gold Fields, Ltd.	South Africa	48,915	$795,752
Gold Fields, Ltd., ADR ρ	South Africa	360,000	5,947,200
Grupo Mexico SA de CV	Mexico	900,000	6,307,946
Harmony Gold Mining Co., Ltd., ADR * ρ	South Africa	80,000	1,107,200
Hindalco Industries, Ltd.–Indian Exchange	India	150,000	431,628
Impala Platinum Holdings, Ltd.	South Africa	179,904	5,296,418
Jiangxi Copper Co., Ltd. ρ	China	1,745,000	3,281,937
JSC MMC Norilsk Nickel Group, ADR	Russia	18,000	4,220,802
Norilsk Nickel Mining & Metallurgical Co., ADR	Russia	3,000	703,467
POSCO	South Korea	10,000	5,749,454

			54,311,347

TELECOMMUNICATION SERVICES 13.5%
Diversified Telecommunication Services 5.8%
China Netcom Group Corp., Ltd. ρ	Hong Kong	850,000	2,209,255
China Netcom Group Corp., Ltd., ADR ρ	Hong Kong	30,000	1,540,500
Chunghwa Telecom Co., Ltd., ADR ρ	Taiwan	303,380	5,030,040
KT Corp.	South Korea	175,000	8,344,755
KT Corp., ADR *	South Korea	171,500	4,033,680
Nippon Telegraph & Telephone Corp., ADR	Japan	250,000	5,392,500
Tele Norte Leste Participacoes SA, ADR	Brazil	180,000	3,821,400
Telecom Argentina SA *	Argentina	110,400	2,380,224
Telefonica Data Argentina SA * ☐ +	Argentina	2,800	0
Telefonica de Argentina SA, ADR ρ	Argentina	46,400	814,784
Telekom Malaysia Berhad	Malaysia	1,000,000	2,930,638
Telkom SA, Ltd.	South Africa	133,500	3,169,345

			39,667,121

Wireless Telecommunication Services 7.7%
America Movil SA de CV, Ser. L, ADR	Mexico	140,000	8,383,200
China Mobile, Ltd.	Hong Kong	420,000	4,838,135
China Mobile, Ltd., ADR ρ	Hong Kong	40,000	2,295,600
China Unicom, Ltd., ADR ρ	Hong Kong	700,000	12,390,000
MTN Group, Ltd.	South Africa	409,932	5,788,542
Reliance Communication Ventures, Ltd.	India	450,000	6,251,183
Sistema JSFC, GDR *	Russia	105,000	3,276,972
SK Telecom Co., Ltd.	South Korea	8,720	1,946,434
SK Telecom Co., Ltd., ADR	South Korea	60,000	1,688,400
Tim Participacoes SA	Brazil	669,200	3,701,980
Tim Participacoes SA, ADR ρ	Brazil	75,000	2,592,750

			53,153,196

UTILITIES 2.1%
Electric Utilities 1.6%
Korea Electric Power Corp.	South Korea	106,000	5,075,025
Korea Electric Power Corp., ADR	South Korea	80,000	1,898,400
RAO Unified Energy System of Russia, GDR *	Russia	25,000	3,416,109
Reliance Energy, Ltd.	India	40,500	787,721

			11,177,255

Independent Power Producers & Energy Traders 0.5%
Companhia Paranaense de Energia, ADR ρ	Brazil	180,000	2,952,000

Total Common Stocks (cost $412,606,205)			658,080,762

5

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Country	Shares	Value

PREFERRED STOCKS 3.0%
ENERGY 0.5%
Oil, Gas & Consumable Fuels 0.5%
OAO Surgutneftegaz, Var. Rate Pfd.	Russia	2,000,000	$1,370,000
OAO Transneft, Var. Rate Pfd.	Russia	1,000	1,829,918

			3,199,918

FINANCIALS 1.2%
Commercial Banks 1.2%
Banco Daycoval SA, Var. Rate Pfd.	Brazil	175,000	1,702,344
Banco Itau Holding Financeira SA, Var. Rate Pfd.	Brazil	96,000	4,435,821
BanColombia SA, ADR, Var. Rate Pfd. ρ	Colombia	65,000	2,313,350

			8,451,515

TELECOMMUNICATION SERVICES 0.3%
Diversified Telecommunication Services 0.3%
Telemar Norte Leste SA, Var. Rate Pfd.	Brazil	49,881	1,711,623

UTILITIES 1.0%
Electric Utilities 1.0%
Eletrobras SA, Class B, Var. Rate Pfd.	Brazil	275,000,000	7,187,525

Total Preferred Stocks (cost $10,972,962)			20,550,581

RIGHTS 0.0%
TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
True Corp., Expiring 04/03/2008 * ☐ + (cost $0)	Thailand	103,579	0

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 17.5%
MUTUAL FUND SHARES 17.5%
Navigator Prime Portfolio, 5.28% § (cost $121,002,309)	United States	121,002,309	121,002,309

Total Investments (cost $544,581,476) 116.0%			799,633,652
Other Assets and Liabilities (16.0%)			(110,425,976)

Net Assets 100.0%			$689,207,676

ρ	All or a portion of this security is on loan.
*	Non-income producing security.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
§	Rate shown is the 1-day annualized yield at period end.

6

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments (excluding collateral from securities on loan) by geographic location as of July 31, 2007:

South Korea	15.5%
Brazil	14.8%
Taiwan	9.7%
South Africa	8.5%
Russia	8.4%
India	7.4%
Mexico	5.8%
China	4.6%
Hong Kong	4.6%
Malaysia	3.3%
Indonesia	2.5%
Turkey	2.2%
Argentina	2.0%
Thailand	1.7%
Philippines	1.6%
Cayman Islands	1.4%
Israel	1.2%
Bermuda	1.2%
Kazakhstan	0.9%
Japan	0.8%
Singapore	0.5%
Czech Republic	0.5%
Colombia	0.3%
Poland	0.3%
United Kingdom	0.3%

100.0%

On July 31, 2007, the aggregate cost of securities for federal income tax purposes was $545,356,779. The gross unrealized appreciation and depreciation on securities based on tax cost was $258,315,691 and $4,038,818, respectively, with a net unrealized appreciation of $254,276,873.

7

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS 99.5%
CONSUMER DISCRETIONARY 9.6%
Auto Components 0.7%
Compagnie Generale des Etablissements Michelin, Class B ρ	France	6,971	$912,451

Automobiles 1.4%
Toyota Motor Corp.	Japan	31,300	1,885,234

Hotels, Restaurants & Leisure 1.2%
Brinker International, Inc.	United States	17,536	472,420
Darden Restaurants, Inc. ρ	United States	13,855	589,807
Mitchells & Butlers plc	United Kingdom	34,432	538,318

			1,600,545

Household Durables 0.8%
Makita Corp.	Japan	23,600	1,077,839

Media 3.2%
DIRECTV Group, Inc. *	United States	15,016	336,509
Meredith Corp.	United States	8,025	453,332
Omnicom Group, Inc.	United States	16,036	831,787
Time Warner, Inc.	United States	28,656	551,915
Vivendi ρ	France	31,114	1,321,108
Walt Disney Co.	United States	24,928	822,624

			4,317,275

Multi-line Retail 1.0%
J.C. Penney Co., Inc. ρ	United States	7,232	492,065
Marks & Spencer Group plc	United Kingdom	47,310	601,845
Nordstrom, Inc.	United States	6,232	296,519

			1,390,429

Specialty Retail 0.7%
Aoyama Trading Co., Ltd.	Japan	15,200	435,906
Inditex SA ρ	Spain	9,000	539,825

			975,731

Textiles, Apparel & Luxury Goods 0.6%
Nike, Inc., Class B	United States	8,237	464,978
Pacific Brands	Australia	137,000	418,432

			883,410

CONSUMER STAPLES 8.6%
Beverages 2.6%
Asahi Breweries, Ltd.	Japan	38,000	537,658
Carlsberg A/S	Denmark	8,830	1,137,954
Coca-Cola Enterprises, Inc.	United States	28,163	638,173
Molson Coors Brewing Co., Class B	United States	5,526	491,482
Scottish & Newcastle plc	United Kingdom	57,900	696,064

			3,501,331

Food & Staples Retailing 1.7%
Delhaize Group ρ	Belgium	5,090	475,610
Kroger Co. ρ	United States	29,190	757,773
Wal-Mart Stores, Inc.	United States	15,997	735,062
Walgreen Co.	United States	7,167	316,638

			2,285,083

Food Products 1.2%
Archer Daniels Midland Co.	United States	9,103	305,861
Nestle SA	Switzerland	3,580	1,365,481

			1,671,342

1

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 1.3%
Procter & Gamble Co.	United States	17,771	$1,099,314
Reckitt Benckiser plc	United Kingdom	11,930	639,867

			1,739,181

Tobacco 1.8%
Altria Group, Inc.	United States	4,343	288,679
British American Tobacco plc	United Kingdom	34,000	1,099,733
Japan Tobacco, Inc.	Japan	95	483,847
Reynolds American, Inc. ρ	United States	9,540	583,562

			2,455,821

ENERGY 9.2%
Energy Equipment & Services 1.0%
ENSCO International, Inc.	United States	9,060	553,294
Noble Corp.	Cayman Islands	4,518	462,914
Precision Drilling Trust ρ	Canada	16,200	324,533

			1,340,741

Oil, Gas & Consumable Fuels 8.2%
BP plc	United Kingdom	117,147	1,362,495
Chevron Corp.	United States	14,231	1,213,335
ConocoPhillips	United States	4,743	383,424
ENI SpA	Italy	63,398	2,216,955
Exxon Mobil Corp.	United States	34,890	2,970,186
Marathon Oil Corp.	United States	18,522	1,022,414
Repsol YPF SA ρ	Spain	14,420	543,564
Statoil ASA ρ	Norway	13,500	396,878
Valero Energy Corp.	United States	15,180	1,017,212

			11,126,463

FINANCIALS 23.6%
Capital Markets 3.3%
Credit Suisse Group ρ	Switzerland	5,270	343,431
Daiwa Securities Group, Inc.	Japan	55,000	580,207
Deutsche Bank AG	Germany	9,361	1,270,147
Goldman Sachs Group, Inc.	United States	6,146	1,157,538
Lehman Brothers Holdings, Inc.	United States	12,417	769,854
Morgan Stanley	United States	6,392	408,257

			4,529,434

Commercial Banks 7.8%
Australia & New Zealand Banking Group, Ltd. ρ	Australia	32,000	770,400
BNP Paribas SA	United States	14,008	1,540,079
Credit Agricole SA ρ	France	21,200	809,538
Dexia SA	Belgium	23,140	661,484
HBOS plc	United Kingdom	68,850	1,351,182
Mitsubishi UFJ Financial Group, Inc.	Japan	31	329,423
Mizuho Financial Group, Inc.	Japan	39	274,321
Nordea Bank AB	Sweden	41,000	659,527
Royal Bank of Canada ρ	Canada	12,900	655,636
Royal Bank of Scotland Group plc	United Kingdom	112,200	1,344,867
Sumitomo Trust & Banking Co., Ltd.	Japan	100,000	844,270
United Overseas Bank, Ltd.	Singapore	47,000	688,568
Wells Fargo & Co.	United States	19,963	674,151

			10,603,446

Consumer Finance 0.1%
Discover Financial Services *	United States	3,196	73,668

2

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 4.6%
Bank of America Corp.	United States	32,765	$1,553,716
CIT Group, Inc.	United States	14,492	596,781
Citigroup, Inc.	United States	31,939	1,487,399
ING Groep NV	Netherlands	33,840	1,432,207
JPMorgan Chase & Co.	United States	26,714	1,175,683

			6,245,786

Insurance 5.7%
ACE, Ltd.	Cayman Islands	21,465	1,238,960
Aegon NV	Netherlands	40,870	742,081
Allianz SE	Germany	5,000	1,052,801
Allstate Corp.	United States	13,666	726,348
American International Group, Inc.	United States	7,251	465,369
Aviva plc	United Kingdom	80,900	1,122,873
AXA SA	France	24,170	940,913
MetLife, Inc.	United States	5,900	355,298
Millea Holdings, Inc.	Japan	7,600	299,672
Travelers Companies, Inc.	United States	17,396	883,369

			7,827,684

Real Estate Investment Trusts 1.2%
Corio NV	Netherlands	7,600	545,050
Nippon Building Fund, Inc. ρ	Japan	15	198,638
ProLogis	United States	7,112	404,673
Simon Property Group, Inc.	United States	5,007	433,256

			1,581,617

Real Estate Management & Development 0.6%
Wharf Holdings, Ltd.	Hong Kong	195,000	805,089

Thrifts & Mortgage Finance 0.3%
PMI Group, Inc. ρ	United States	13,043	444,375

HEALTH CARE 8.8%
Biotechnology 0.9%
Amgen, Inc. *	United States	8,866	476,459
CSL, Ltd.	Australia	9,300	700,994

			1,177,453

Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	United States	12,707	668,388
Becton, Dickinson & Co.	United States	7,882	601,870
Olympus Corp.	Japan	17,000	695,192
Terumo Corp.	Japan	9,000	381,704

			2,347,154

Health Care Providers & Services 1.4%
Aetna, Inc.	United States	7,099	341,249
CIGNA Corp.	United States	12,282	634,242
McKesson Corp.	United States	16,513	953,791

			1,929,282

Pharmaceuticals 4.8%
AstraZeneca plc	United Kingdom	11,290	585,932
GlaxoSmithKline plc	United Kingdom	25,154	642,727
Johnson & Johnson	United States	16,739	1,012,710
Mylan Laboratories, Inc.	United States	30,138	483,112
Orion Oyj, Ser. B	Finland	22,580	595,911
Pfizer, Inc.	United States	39,779	935,204
Roche Holding AG	Switzerland	5,094	900,639

3

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Sanofi-Aventis SA ρ	France	5,380	$449,996
Takeda Pharmaceutical Co., Ltd.	Japan	13,500	877,397

			6,483,628

INDUSTRIALS 12.4%
Aerospace & Defense 1.1%
Lockheed Martin Corp.	United States	6,532	643,271
Northrop Grumman Corp.	United States	12,031	915,559

			1,558,830

Airlines 0.3%
British Airways plc *	United Kingdom	48,100	387,024

Commercial Services & Supplies 0.9%
Experian Group, Ltd.	United Kingdom	59,920	688,256
Manpower, Inc.	United States	6,844	541,018

			1,229,274

Construction & Engineering 0.6%
Daito Trust Construction Co.	Japan	4,400	217,432
Skanska AB, Class B ρ	Sweden	27,200	583,612

			801,044

Electrical Equipment 0.7%
Mitsubishi Electric Corp.	Japan	53,000	565,412
Schneider Electric SA	France	2,980	399,368

			964,780

Industrial Conglomerates 2.1%
General Electric Co.	United States	38,970	1,510,477
Hutchison Whampoa, Ltd.	Hong Kong	30,000	319,620
Orkla ASA	Norway	51,500	979,099

			2,809,196

Machinery 3.1%
Caterpillar, Inc.	United States	12,088	952,535
Ingersoll-Rand Co., Ltd., Class A	Bermuda	11,620	584,718
Paccar, Inc. ρ	United States	13,045	1,067,342
Volvo AB, Class B	Sweden	85,030	1,548,536

			4,153,131

Marine 1.6%
Nippon Yusen Kabushiki Kaisha ρ	Japan	112,000	1,121,740
Orient Overseas International, Ltd.	Bermuda	90,200	1,073,447

			2,195,187

Road & Rail 0.4%
CSX Corp.	United States	10,754	509,847

Trading Companies & Distributors 1.6%
Mitsui & Co., Ltd.	Japan	41,000	968,831
Sumitomo Corp.	Japan	66,000	1,271,277

			2,240,108

INFORMATION TECHNOLOGY 10.6%
Communications Equipment 1.2%
Cisco Systems, Inc. *	United States	20,748	599,824
Nokia Corp.	Finland	32,000	915,870
QUALCOMM, Inc.	United States	3,472	144,609

			1,660,303

4

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 3.0%
Apple, Inc. *	United States	5,713	$752,745
Dell, Inc. *	United States	21,157	591,761
Hewlett-Packard Co.	United States	22,291	1,026,055
International Business Machines Corp. ρ	United States	13,819	1,529,072
Lexmark International, Inc., Class A * ρ	United States	4,975	196,712

			4,096,345

Internet Software & Services 0.2%
Google, Inc., Class A *	United States	502	256,020

IT Services 2.1%
Accenture, Ltd., Class A	Bermuda	13,994	589,567
Capgemini SA ρ	France	5,140	336,820
Computer Sciences Corp. *	United States	7,530	419,270
Electronic Data Systems Corp.	United States	9,157	247,148
Fiserv, Inc. *	United States	8,601	425,062
Fujitsu, Ltd.	Japan	46,000	303,538
Indra Sistemas SA ρ	Spain	11,970	311,500
TietoEnator Oyj	Finland	9,050	222,593

			2,855,498

Office Electronics 0.8%
Canon, Inc.	Japan	10,200	539,464
Neopost	France	1,945	283,609
Xerox Corp. *	United States	14,261	248,997

			1,072,070

Semiconductors & Semiconductor Equipment 1.4%
Applied Materials, Inc.	United States	20,308	447,588
Intel Corp.	United States	23,013	543,567
MEMC Electronic Materials, Inc. *	United States	6,517	399,623
Texas Instruments, Inc.	United States	9,449	332,510
Tokyo Electron, Ltd.	Japan	3,800	272,809

			1,996,097

Software 1.9%
Cadence Design Systems, Inc. *	United States	12,784	273,578
Microsoft Corp.	United States	55,259	1,601,958
Oracle Corp. *	United States	35,626	681,169

			2,556,705

MATERIALS 7.3%
Chemicals 1.3%
BASF AG	Germany	7,060	908,287
Lyondell Chemical Co. ρ	United States	19,410	871,509

			1,779,796

Construction Materials 0.4%
Lafarge SA	France	3,680	620,809

Metals & Mining 5.2%
Alcan, Inc.	Canada	8,000	778,840
Anglo American plc	United Kingdom	23,933	1,375,822
BHP Billiton plc	United Kingdom	37,091	1,095,222
Freeport-McMoRan Copper & Gold, Inc.	United States	5,597	526,006
JFE Holdings, Inc.	Japan	8,000	546,734
Sumitomo Metal Industries, Ltd.	Japan	143,000	827,427
Teck Cominco, Ltd. ρ	Canada	9,400	417,778
ThyssenKrupp AG	Germany	27,340	1,509,642

			7,077,471

5

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Paper & Forest Products 0.4%
International Paper Co.	United States	11,839	$438,872
Mondi plc *	United Kingdom	6,575	57,761

			496,633

TELECOMMUNICATION SERVICES 5.2%
Diversified Telecommunication Services 3.8%
AT&T, Inc.	United States	26,312	1,030,378
BCE, Inc. ρ	Canada	13,500	510,951
BT Group plc	United Kingdom	117,900	751,857
Koninklijke KPN NV ρ	Netherlands	50,610	781,757
Telecom Italia SpA	Italy	211,340	564,387
Telefonica SA	Spain	15,390	359,503
Telus Corp.	Canada	6,240	342,885
Verizon Communications, Inc.	United States	18,558	790,942

			5,132,660

Wireless Telecommunication Services 1.4%
NTT DoCoMo, Inc.	Japan	217	299,884
Sprint Nextel Corp.	United States	19,647	403,353
Vodafone Group plc *	United Kingdom	390,392	1,186,615

			1,889,852

UTILITIES 4.2%
Electric Utilities 2.6%
E.ON AG	Germany	6,230	983,311
Edison International	United States	9,089	480,717
Endesa SA ρ	Spain	5,600	302,237
Enel SpA ρ	Italy	90,600	935,226
FirstEnergy Corp.	United States	8,564	520,263
Tokyo Electric Power Co., Inc. ρ	Japan	12,000	318,191

			3,539,945

Multi-Utilities 1.6%
CenterPoint Energy, Inc. ρ	United States	32,295	532,222
National Grid plc	United Kingdom	47,490	673,548
PG&E Corp. ρ	United States	11,119	476,004
SUEZ SA ρ	France	9,900	519,191

			2,200,965

Total Common Stocks (cost $99,376,241)			135,291,082

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 7.7%
MUTUAL FUND SHARES 7.7%
Navigator Prime Portfolio, 5.28% § (cost $10,406,307)	United States	10,406,307	10,406,307

		Principal Amount	Value

SHORT-TERM INVESTMENTS 0.2%
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bill, 4.73%, 09/27/2007 ƒ †	United States	$200,000	198,505

6

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Country	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 0.0%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.05% q ø	United States	41,855	$41,855

Total Short-Term Investments (cost $240,360)			240,360

Total Investments (cost $110,022,908) 107.4%			145,937,749
Other Assets and Liabilities (7.4%)			(10,021,352)

Net Assets 100.0%			$135,916,397

ρ	All or a portion of this security is on loan.
*	Non-income producing security
§	Rate shown is the 1-day annualized yield at period end.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments (excluding collateral from securities on loan) by geographic location as of July 31, 2007:

United States	44.4%
United Kingdom	12.0%
Japan	11.9%
France	4.9%
Germany	4.2%
Italy	2.7%
Netherlands	2.6%
Canada	2.2%
Sweden	2.1%
Switzerland	1.9%
Bermuda	1.7%
Spain	1.5%
Australia	1.4%
Finland	1.3%
Cayman Islands	1.3%
Norway	1.0%
Denmark	0.8%
Belgium	0.8%
Hong Kong	0.8%
Singapore	0.5%

100.0%

At July 31, 2007 the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at July 31, 2007	Unrealized Loss

September 2007	2 S&P 500 Index E-mini	$ 151,603	$ 146,190	$ 5,413
September 2007	1 DJ Euro Stoxx 50 Index	60,538	59,248	1,290
September 2007	1 FTSE 100 Index	133,851	129,278	4,573

On July 31, 2007, the aggregate cost of securities for federal income tax purposes was $110,030,523. The gross unrealized appreciation and depreciation on securities based on tax cost was $38,368,509 and $2,461,283, respectively, with a net unrealized appreciation of $35,907,226.

7

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS 95.5%
CONSUMER DISCRETIONARY 24.0%
Auto Components 3.5%
Compagnie Generale des Etablissements Michelin, Class B ρ	France	71,380	$9,343,102
Continental AG	Germany	29,838	4,273,652
Leoni AG ρ	Germany	32,438	1,581,162
Nokian Renkaat Oyj ρ	Finland	181,490	5,967,345

			21,165,261

Distributors 1.1%
Compania de Distribucion Integral Logista SA	Spain	87,316	6,765,805

Diversified Consumer Services 0.9%
Strayer Education, Inc.	United States	36,012	5,456,898

Hotels, Restaurants & Leisure 3.0%
888 Holdings plc	United Kingdom	475,867	1,109,294
Alsea SA de CV	Mexico	1,068,800	1,828,513
Enterprise Inns plc	United Kingdom	178,033	2,433,105
Groupe Flo *	France	62,006	1,169,630
Intralot SA	Greece	37,025	1,302,651
Penn National Gaming, Inc. * ρ	United States	94,900	5,456,750
Punch Taverns plc	United Kingdom	79,099	1,836,929
Regent Inns plc *	United Kingdom	666,000	1,008,832
Sol Melia SA ρ	Spain	41,877	915,962
Unibet Group plc	Malta	9,174	329,964
William Hill plc	United Kingdom	79,409	963,939

			18,355,569

Internet & Catalog Retail 0.9%
priceline.com, Inc. *	United States	81,900	5,225,220

Leisure Equipment & Products 0.4%
Amer Sports Corp. ρ	Finland	53,850	1,322,121
Koei Co., Ltd. * ρ	Japan	60,900	985,761
Photo-Me International plc	United Kingdom	239,238	340,002

			2,647,884

Media 2.8%
D+S europe AG	Germany	120,119	2,139,590
Gemstar-TV Guide International, Inc.	Cayman Islands	1,141,000	466,814
Impresa SGPS SA ρ	Portugal	372,170	1,565,041
ITV plc	United Kingdom	718,901	1,483,651
Lamar Advertising Co., Class A ρ	United States	64,600	3,845,638
Premiere AG *	Germany	84,923	2,151,466
Promotora de Informaciones SA ρ	Spain	180,804	3,958,738
Toho Co., Ltd. * ρ	Japan	52,500	958,579

			16,569,517

Multi-line Retail 0.3%
Isetan Co., Ltd. ρ	Japan	101,500	1,612,790

Specialty Retail 6.2%
Carphone Warehouse plc ρ	United Kingdom	556,057	3,983,549
Game Group plc	United Kingdom	2,912,436	11,411,059
GameStop Corp., Class A * ρ	United States	117,000	4,720,950
Gruppo Coin SpA *	Italy	557,073	4,977,430
J. Crew Group, Inc. * ρ	United States	88,100	4,431,430
Land of Leather Holdings plc	United Kingdom	190,259	935,349
Macintosh Retail Group NV	Netherlands	27,234	1,112,447
Topps Tiles plc	United Kingdom	256,387	1,112,343
Zumiez, Inc. * ρ	United States	129,100	4,775,409

			37,459,966

1

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 4.9%
adidas AG	Germany	243,963	$14,863,115
Geox SpA ρ	Italy	151,028	2,779,885
Hanesbrands, Inc. * ρ	United States	175,300	5,436,053
La Seda da Barcelona SA	Spain	245,433	843,323
La Seda de Barcelona SA, Ser. B * ρ	Spain	490,887	1,669,589
Polo Ralph Lauren Corp.	United States	46,744	4,176,576

			29,768,541

CONSUMER STAPLES 5.2%
Beverages 1.5%
Davide Campari Milano SpA ρ	Italy	299,984	3,213,758
Koninklijke Grolsch NV	Netherlands	11,022	490,500
Marston’s plc	United Kingdom	281,508	2,209,773
Remy Cointreau SA * ρ	France	47,459	3,464,229

			9,378,260

Food & Staples Retailing 1.4%
Laurus NV * ρ	Netherlands	516,540	3,187,651
Sugi Pharmacy Co., Ltd.	Japan	110,300	2,445,750
Sundrug Co., Ltd. ρ	Japan	127,000	2,625,396

			8,258,797

Food Products 1.8%
Ariake Japan Co., Ltd. ρ	Japan	94,400	1,826,997
Campofrio Alimentacion SA	Spain	41,695	803,441
Chocoladefabriken Lindt & Sprungli AG	Switzerland	1,017	2,739,845
Hain Celestial Group, Inc. * ρ	United States	132,600	3,592,134
Lotte Confectionery Co., Ltd.	South Korea	1,017	1,782,727

			10,745,144

Tobacco 0.5%
Altadis SA ρ	Spain	45,704	3,008,350

ENERGY 4.9%
Energy Equipment & Services 2.1%
Atwood Oceanics, Inc. * ρ	United States	70,792	4,856,331
Cameron International Corp. *	United States	55,997	4,367,766
SBM Offshore NV	Netherlands	46,497	1,921,574
Sechilienne SA	France	21,808	1,597,600

			12,743,271

Oil, Gas & Consumable Fuels 2.8%
China Gas Holdings, Ltd. ρ	Hong Kong	12,586,000	4,621,695
ERG SpA	Italy	160,814	3,809,488
Premier Oil plc *	United Kingdom	34,552	761,455
Saras SpA * ρ	Italy	205,661	1,228,925
Southwestern Energy Co. *	United States	114,971	4,671,272
Star Energy Group plc *	United Kingdom	168,820	849,527
Tullow Oil plc	United Kingdom	116,315	1,133,703

			17,076,065

FINANCIALS 7.4%
Capital Markets 1.5%
Affiliated Managers Group, Inc. * ρ	United States	44,397	5,016,861
ICAP plc	United Kingdom	169,712	1,634,043
Man Group plc	United Kingdom	199,324	2,269,080

			8,919,984

2

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 1.3%
Anglo Irish Bank Corp. plc – London Exchange	Ireland	73,045	$1,351,459
Banco BPI SA ρ	Portugal	252,605	2,330,602
Bank of Yokohama, Ltd.	Japan	152,000	1,054,771
Greek Postal Savings Bank SA *	Greece	151,562	3,367,289

			8,104,121

Consumer Finance 0.7%
Diamond Lease Co., Ltd.	Japan	49,100	2,182,958
Fuyo General Lease Co., Ltd.	Japan	55,300	1,737,014

			3,919,972

Diversified Financial Services 1.8%
Japan Securities Financial Co., Ltd. * ρ	Japan	155,700	2,107,812
Nasdaq Stock Market, Inc. *	United States	148,700	4,575,499
Numis Corp. plc	United Kingdom	147,350	880,824
RAB Capital plc ρ	United Kingdom	1,491,085	3,299,015

			10,863,150

Insurance 1.2%
NIPPONKOA Insurance Co., Ltd. * ρ	Japan	270,000	2,456,667
QBE Insurance Group, Ltd.	Australia	197,972	5,062,353

			7,519,020

Real Estate Investment Trusts 0.1%
Capitacommercial Trust	Singapore	397,000	691,853

Real Estate Management & Development 0.8%
IRSA Inversiones y Representaciones SA, GDR * ρ	Argentina	135,540	2,487,159
Patrizia Immobilien AG * ρ	Germany	81,644	1,250,266
Tokyo Tatemono Co., Ltd. *	Japan	67,000	809,361

			4,546,786

HEALTH CARE 6.0%
Biotechnology 0.6%
Cephalon, Inc. * ρ	United States	44,800	3,366,272

Health Care Equipment & Supplies 2.9%
ArthroCare Corp. * ρ	United States	56,721	2,871,217
Grifols SA * ρ	Spain	259,893	5,489,853
Hologic, Inc. * ρ	United States	85,400	4,423,720
Respironics, Inc. *	United States	107,800	4,931,850

			17,716,640

Health Care Providers & Services 1.7%
Message Co.	Japan	827	1,285,061
Pediatrix Medical Group, Inc. *	United States	76,800	4,144,128
Psychiatric Solutions, Inc. * ρ	United States	141,237	4,814,769

			10,243,958

Life Sciences Tools & Services 0.8%
Qiagen NV * ρ	Netherlands	283,600	4,877,920

INDUSTRIALS 23.8%
Aerospace & Defense 1.0%
Embraer-Empresa Brasileira de Aeronautica SA, ADR ρ	Brazil	46,821	2,024,072
MTU Aero Engines Holding AG ρ	Germany	57,275	3,901,327

			5,925,399

Air Freight & Logistics 0.4%
Sinotrans, Ltd.	China	5,120,000	2,409,923

3

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Airlines 0.0%
Korean Air Co., Ltd. *	South Korea	264	$21,242

Building Products 0.7%
Kingspan Group plc – London Exchange	Ireland	61,027	1,463,890
Uralita SA ρ	Spain	285,601	2,581,241

			4,045,131

Commercial Services & Supplies 3.3%
Eurofins Scientific SA *	France	47,870	4,552,962
Groupe Crit SA	France	15,393	800,219
Monster Worldwide, Inc. *	United States	119,100	4,631,799
Nissha Printing Co., Ltd. *	Japan	72,800	1,872,775
Societe BIC SA	France	47,336	3,430,758
USG People NV ρ	Netherlands	25,611	998,688
Watson Wyatt Worldwide, Inc. ρ	United States	84,409	3,760,421

			20,047,622

Construction & Engineering 7.7%
AMEC plc	United Kingdom	120,929	1,579,707
Astaldi SpA	Italy	148,500	1,277,242
Balfour Beatty plc *	United Kingdom	493,384	4,245,544
Bauer AG *	Germany	28,039	2,209,464
Bilfinger Berger AG	Germany	45,575	3,909,497
Hochtief AG	Germany	30,094	3,032,733
Impregilo SpA	Italy	918,551	7,360,873
J&P Avax SA	Greece	82,803	880,389
Keller Group plc	United Kingdom	66,415	1,316,913
Kier Group plc	United Kingdom	24,948	1,006,622
Koninklijke Bam Groep NV	Netherlands	129,154	3,727,404
Koninklijke Boskalis Westminster NV	Netherlands	247,647	9,643,776
Okumura Corp. ρ	Japan	232,000	1,241,500
Tecnicas Reunidas SA * ρ	Spain	72,630	5,024,072

			46,455,736

Electrical Equipment 2.9%
Carbone Lorraine SA ρ	France	50,981	3,997,182
General Cable Corp. * ρ	United States	61,300	4,873,350
GrafTech International, Ltd. *	United States	232,802	3,606,103
Roper Industries, Inc. ρ	United States	80,700	4,840,386

			17,317,021

Industrial Conglomerates 1.2%
Compagnie Industriali Reunite SpA ρ	Italy	800,581	3,071,299
McDermott International, Inc. *	United States	54,450	4,516,083

			7,587,382

Machinery 2.8%
AGCO Corp. * ρ	United States	56,000	2,152,080
Aker Yards ASA	Norway	119,800	1,396,227
Charter plc *	United Kingdom	159,228	3,721,778
Ishikawajima-Harima Heavy Industries Co., Ltd. ρ	Japan	491,000	1,877,307
Kawasaki Heavy Industries, Ltd. ρ	Japan	299,000	1,320,164
Oshkosh Truck Corp.	United States	36,600	2,095,350
Terex Corp. *	United States	51,400	4,433,250

			16,996,156

4

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 2.6%
Arriva plc	United Kingdom	222,705	$3,548,406
FirstGroup plc	United Kingdom	192,152	2,446,489
Landstar System, Inc.	United States	94,300	4,286,878
National Express Group plc	United Kingdom	127,386	2,929,075
Stagecoach Group plc	United Kingdom	551,821	2,327,755

			15,538,603

Trading Companies & Distributors 0.9%
Ashtead Group plc *	United Kingdom	248,379	716,704
MSC Industrial Direct Co., Class A	United States	90,800	4,566,332

			5,283,036

Transportation Infrastructure 0.3%
Cintra Concesiones de Infraestructuras de Transporte SA ρ	Spain	112,598	1,709,004

INFORMATION TECHNOLOGY 14.9%
Communications Equipment 2.5%
Arris Group, Inc. * ρ	United States	299,100	4,432,662
F5 Networks, Inc. *	United States	49,759	4,313,607
NICE-Systems, Ltd., ADS *	Israel	133,322	4,428,957
Sonus Networks, Inc. * ρ	United States	241,663	1,652,975

			14,828,201

Computers & Peripherals 2.2%
Electronics for Imaging, Inc. * ρ	United States	171,800	4,511,468
Logitech International SA *	Switzerland	182,235	4,896,198
Stratasys, Inc. *	United States	63,415	2,790,894
Tatung Co., Ltd. *	Taiwan	2,471,000	1,327,000

			13,525,560

Electronic Equipment & Instruments 1.4%
Barco NV	Belgium	12,232	1,223,411
Flir Systems, Inc. * ρ	United States	102,600	4,478,490
MegaChips Corp. ρ	Japan	52,800	1,006,237
Nidec Corp. *	Japan	28,600	1,890,367

			8,598,505

Internet Software & Services 1.4%
Akamai Technologies, Inc. * ρ	United States	50,700	1,721,772
Omniture, Inc. * ρ	United States	88,924	2,031,913
SINA Corp. * ρ	Cayman Islands	116,200	4,998,924

			8,752,609

IT Services 0.6%
Syntel, Inc. ρ	United States	100,397	3,615,296

Office Electronics 1.1%
Neopost ρ	France	45,248	6,597,812

Semiconductors & Semiconductor Equipment 3.0%
Atheros Communications, Inc. ρ	United States	70,800	1,973,904
Intersil Corp., Class A	United States	144,000	4,212,000
Monolithic Power Systems, Inc. ρ	United States	131,900	2,205,368
Power Integrations, Inc. *	United States	231,971	6,147,232
SiRF Technology Holdings, Inc. * ρ	United States	144,600	3,389,424

			17,927,928

Software 2.7%
ANSYS, Inc. * ρ	United States	157,800	4,109,112
Capcom Co., Ltd. * ρ	Japan	158,100	3,185,869
Quality Systems, Inc. ρ	United States	55,200	2,138,448

5

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
Software AG	Germany	31,687	$3,181,798
Square Enix Co., Ltd. * ρ	Japan	117,700	3,402,146

			16,017,373

MATERIALS 6.0%
Chemicals 3.9%
Allen-Vanguard Corp.	Canada	215,075	1,548,015
Mitsubishi Gas Chemical Co., Inc.	Japan	134,000	1,164,365
Rhodia SA ρ	France	209,335	9,485,317
Sumitomo Bakelite Co., Ltd. ρ	Japan	193,000	1,375,821
Tokuyama Corp. ρ	Japan	138,000	2,006,414
Toray Industries, Inc. * ρ	Japan	335,000	2,664,788
Umicore SA	Belgium	23,625	5,336,697

			23,581,417

Construction Materials 0.9%
Rockwool International AS	Denmark	11,539	3,735,241
Taiheiyo Cement Corp. *	Japan	401,000	1,704,129

			5,439,370

Metals & Mining 1.2%
Eldorado Gold Corp. – Canadian Exchange *	Canada	170,900	778,825
HudBay Minerals, Inc. *	Canada	39,300	965,283
Randgold Resources, Ltd., ADR ρ	Channel Islands	22,238	509,250
RTI International Metals, Inc. * ρ	United States	59,400	4,706,856

			6,960,214

TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 0.7%
Time Warner Telecom, Inc. *	United States	214,300	4,189,565

Wireless Telecommunication Services 0.9%
Leap Wireless International, Inc. *	United States	51,962	4,593,441
Starhub, Ltd.	Singapore	531,290	964,451

			5,557,892

UTILITIES 1.7%
Electric Utilities 0.9%
EDF Energies Nouvelles SA ρ	France	88,060	5,779,888

Water Utilities 0.8%
Kelda Group plc	United Kingdom	125,202	2,131,794
Pennon Group plc	United Kingdom	196,090	2,409,582
Sociedad General de Aguas de Barcelona SA	Spain	1,374	49,973

			4,591,349

Total Common Stocks (cost $459,049,078)			576,306,248

PREFERRED STOCKS 0.7%
FINANCIALS 0.2%
Insurance 0.2%
Compagnia Assicuratrice Unipol SpA, Var. Rate Pfd.	Italy	474,004	1,512,753

INDUSTRIALS 0.5%
Construction & Engineering 0.5%
TAEYOUNG Engineering & Construction Var. Rate Pfd. ρ	South Korea	190,500	2,993,993

Total Preferred Stocks (cost $2,335,530)			4,506,746

OTHER 0.0%
Eveready Income Fund (cost $111,265)	Canada	24,000	104,863

6

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Country	Shares	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 25.8%
MUTUAL FUND SHARES 25.8%
Navigator Prime Portfolio, Class I, 5.28% § (cost $155,725,688)	United States	155,725,688	$155,725,688

SHORT-TERM INVESTMENTS 4.3%
MUTUAL FUND SHARES 4.3%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.05% q ø (cost $25,869,202)	United States	25,869,202	25,869,202

Total Investments (cost $643,090,763) 126.3%			762,512,747
Other Assets and Liabilities (26.3%)			(158,887,868)

Net Assets 100.0%			$603,624,879

ρ	All or a portion of this security is on loan.
*	Non-income producing security
§	Rate shown is the 1-day annualized yield at period end.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
ADS	American Depository Shares
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of July 31, 2007:

United States	35.6%
United Kingdom	11.7%
France	8.6%
Japan	8.1%
Germany	7.3%
Spain	5.6%
Italy	5.0%
Netherlands	4.5%
Switzerland	1.3%
Finland	1.3%
Belgium	1.1%
Greece	1.0%
Cayman Islands	0.9%
Australia	0.9%
South Korea	0.8%
Hong Kong	0.8%
Isreal	0.8%
Portugal	0.7%
Denmark	0.6%
Canada	0.6%
Ireland	0.5%
Argentina	0.4%
China	0.4%
Brazil	0.3%
Mexico	0.3%
Singapore	0.3%
Norway	0.2%
Taiwan	0.2%
Channel Islands	0.1%
Malta	0.1%

100.0%

On July 31, 2007, the aggregate cost of securities for federal income tax purposes was $643,888,587. The gross unrealized appreciation and depreciation on securities based on tax cost was $129,708,109 and $11,083,949, respectively, with a net unrealized appreciation of $118,624,160.

7

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS 95.0%
CONSUMER DISCRETIONARY 9.1%
Auto Components 0.8%
Compagnie Generale des Etablissements Michelin, Class B	France	191,753	$25,099,018

Automobiles 1.6%
Toyota Motor Corp.	Japan	858,300	51,696,359

Hotels, Restaurants & Leisure 0.7%
Sodexho Alliance SA	France	375,266	24,707,860

Household Durables 1.6%
Koninklijke Philips Electronics NV	Netherlands	634,652	25,592,243
Sony Corp.	Japan	542,800	28,585,748

			54,177,991

Media 2.2%
Lagardere Groupe	France	95,762	7,565,211
Television Broadcasts, Ltd.	Hong Kong	2,074,000	14,139,012
Toho Co., Ltd. *	Japan	318,900	5,822,683
Vivendi	France	1,034,472	43,923,947

			71,450,853

Specialty Retail 0.8%
Inditex SA	Spain	262,931	15,770,749
Yamada Denki Co., Ltd.	Japan	98,800	9,844,039

			25,614,788

Textiles, Apparel & Luxury Goods 1.4%
adidas AG	Germany	227,154	13,839,049
Christian Dior SA	France	178,682	22,014,549
Geox SpA	Italy	575,371	10,590,522

			46,444,120

CONSUMER STAPLES 10.3%
Beverages 3.6%
Diageo plc	United Kingdom	2,046,179	41,759,491
Foster’s Group, Ltd.	Australia	1,313,829	6,621,307
Heineken NV	Netherlands	810,405	51,423,544
Marston’s plc	United Kingdom	1,087,792	8,538,915
Scottish & Newcastle plc	United Kingdom	909,184	10,930,056

			119,273,313

Food & Staples Retailing 1.2%
Carrefour SA	France	569,886	40,663,685

Food Products 3.0%
Chocoladefabriken Lindt & Sprungli AG	Switzerland	4,274	11,514,353
Lotte Confectionery Co., Ltd.	South Korea	5,582	9,784,837
Nestle SA	Switzerland	108,976	41,565,557
Unilever NV	Netherlands	1,245,554	37,604,644

			100,469,391

Personal Products 0.3%
Shiseido Co., Ltd.	Japan	457,000	9,697,834

Tobacco 2.2%
Altadis SA	Spain	150,838	9,928,528
British American Tobacco plc	United Kingdom	1,120,089	36,229,383
Japan Tobacco, Inc.	Japan	1,727	8,795,824
Swedish Match AB	Sweden	867,945	17,002,814

			71,956,549

1

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
ENERGY 7.8%
Oil, Gas & Consumable Fuels 7.8%
BP plc	United Kingdom	6,497,437	$75,569,378
ENI SpA	Italy	1,081,327	37,812,766
OAO LUKOIL, ADR	Russia	23,347	1,852,296
OAO LUKOIL, ADR – London Exchange	Russia	153,793	12,201,577
PTT Public Co.	Thailand	2,135,000	19,469,430
Royal Dutch Shell plc, Class A	United Kingdom	428,835	16,718,947
Statoil ASA	Norway	1,384,600	40,704,982
Total SA	France	668,796	52,926,904

			257,256,280

FINANCIALS 21.2%
Capital Markets 0.9%
Credit Suisse Group	Switzerland	84,323	5,495,101
Deutsche Bank AG	Germany	60,272	8,178,003
UBS AG	Switzerland	320,317	17,741,169

			31,414,273

Commercial Banks 8.4%
Alpha Bank SA	Greece	327,180	11,094,656
Anglo Irish Bank Corp. plc	Ireland	449,737	8,320,910
Banco Macro Bansud SA, ADR	Argentina	177,511	5,032,437
Banco Santander Central Hispano SA	Spain	1,123,360	21,072,047
Bank of Yokohama, Ltd.	Japan	2,505,000	17,382,903
BNP Paribas SA	France	479,556	52,723,752
Chiba Bank, Ltd.	Japan	1,215,000	10,223,664
DBS Group Holdings, Ltd.	Singapore	752,000	11,300,625
Greek Postal Savings Bank SA *	Greece	645,467	14,340,495
HBOS plc	United Kingdom	608,108	11,934,123
HSBC Holdings plc – Hong Kong Exchange	United Kingdom	959,511	17,559,113
Intesa Sanpaolo SpA	Italy	1,013,153	7,174,427
Lloyds TSB Group plc	United Kingdom	2,236,003	25,123,940
Mitsubishi UFJ Financial Group, Inc.	Japan	574	6,099,641
National Australia Bank, Ltd.	Australia	317,622	10,387,142
National Bank of Greece SA	Greece	147,140	8,691,423
Royal Bank of Scotland Group plc	United Kingdom	553,381	6,633,013
Sumitomo Trust & Banking Co., Ltd.	Japan	652,000	5,504,638
Unicredito Italian SpA	Italy	3,302,430	27,879,900

			278,478,849

Consumer Finance 1.3%
Orix Corp.	Japan	184,170	44,205,602

Diversified Financial Services 4.3%
Compagnie Nationale a Portefeuille	Belgium	61,012	4,313,230
Groupe Bruxelles Lambert SA	Belgium	242,135	29,408,114
Guoco Group, Ltd. +	Bermuda	1,449,000	21,036,381
Hellenic Exchanges SA	Greece	356,776	9,956,208
IFIL Investments SpA	Italy	2,016,053	21,132,657
ING Groep NV	Netherlands	938,861	39,735,306
Pargesa Holdings SA	Switzerland	140,229	15,341,891

			140,923,787

Insurance 4.6%
Allianz SE	Germany	91,148	19,192,135
Amlin plc	United Kingdom	1,090,913	6,021,803
Aviva plc	United Kingdom	397,837	5,521,885
AXA SA	France	505,753	19,688,453
Catlin Group, Ltd.	United Kingdom	774,289	7,436,558

2

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
CNP Assurances	France	227,446	$29,829,297
Mitsui Sumitomo Insurance Co., Ltd.	Japan	1,831,000	21,052,742
Prudential plc	United Kingdom	503,477	6,893,517
Sampo Oyj, Class A	Finland	287,900	8,639,384
Sompo Japan Insurance, Inc.	Japan	559,000	6,471,097
Swiss Reinsurance Co.	Switzerland	234,521	20,005,421

			150,752,292

Real Estate Management & Development 1.7%
Chinese Estates (Holdings), Ltd.	Bermuda	5,808,000	10,576,670
Hysan Development Co., Ltd.	Hong Kong	3,535,000	9,104,811
IRSA Inversiones y Representaciones SA, GDR *	Argentina	827,839	15,190,846
Patrizia Immobilien AG *	Germany	941,567	14,418,814
Shun Tak Holdings, Ltd.	Hong Kong	4,782,000	7,413,482

			56,704,623

HEALTH CARE 4.6%
Health Care Equipment & Supplies 0.6%
Smith & Nephew plc	United Kingdom	1,718,497	20,411,969

Pharmaceuticals 4.0%
Eisai Co., Ltd.	Japan	455,100	19,109,051
GlaxoSmithKline plc	United Kingdom	566,577	14,476,981
Novartis AG	Switzerland	487,265	26,279,240
Roche Holding AG	Switzerland	272,391	48,159,774
Teva Pharmaceutical Industries, Ltd., ADR	Israel	562,392	23,631,712

			131,656,758

INDUSTRIALS 12.0%
Aerospace & Defense 1.1%
BAE Systems plc	United Kingdom	2,385,595	20,186,541
Thales SA	France	280,772	16,072,024

			36,258,565

Building Products 1.3%
Assa Abloy AB, Class B	Sweden	445,600	9,663,049
Compagnie de Saint-Gobain SA	France	290,964	32,443,200

			42,106,249

Construction & Engineering 0.8%
Bilfinger Berger AG	Germany	239,122	20,512,272
Okumura Corp.	Japan	1,364,000	7,299,164

			27,811,436

Electrical Equipment 3.5%
Alstom SA *	France	331,944	59,729,130
Mitsubishi Electric Corp.	Japan	2,468,000	26,328,999
Schneider Electric SA	France	208,648	27,962,181

			114,020,310

Industrial Conglomerates 3.2%
GP Bruxelles Lambert	Belgium	22,012	602
Keppel Corp. Ltd.	Singapore	5,207,000	45,478,486
Siemens AG	Germany	428,336	53,852,858
Smiths Group plc	United Kingdom	278,124	5,903,959

			105,235,905

Machinery 1.6%
Fanuc, Ltd.	Japan	73,700	7,967,495
Heidelberger Druckmaschinen AG	Germany	178,913	8,655,188

3

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
KCI Konecranes International Oyj	Finland	242,450	$9,820,954
Komatsu, Ltd.	Japan	397,000	12,547,075
THK Co., Ltd.	Japan	562,600	13,270,450

			52,261,162

Transportation Infrastructure 0.5%
Macquarie Airports	Australia	2,513,292	9,318,757
Macquarie Infrastructure Group	Australia	2,908,637	8,137,315

			17,456,072

INFORMATION TECHNOLOGY 10.3%
Communications Equipment 1.5%
L.M. Ericsson Telephone, Ser. B	Sweden	7,546,000	28,299,817
Nokia Corp.	Finland	695,742	19,912,783

			48,212,600

Electronic Equipment & Instruments 0.7%
Ingenico SA *	France	468,635	12,783,736
Keyence Corp.	Japan	44,900	9,615,298

			22,399,034

Office Electronics 2.7%
Canon, Inc.	Japan	1,098,500	58,098,175
Neopost	France	221,800	32,341,643

			90,439,818

Semiconductors & Semiconductor Equipment 1.1%
Asml Holding N.V.	Netherlands	572,202	16,797,920
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	637,701	6,472,665
United Microelectronics Corp.	Taiwan	24,729,000	13,739,850

			37,010,435

Software 4.3%
Nintendo Co., Ltd.	Japan	194,000	94,565,787
SAP AG	Germany	654,419	35,055,164
Square Enix Co., Ltd. *	Japan	396,900	11,472,488

			141,093,439

MATERIALS 8.9%
Chemicals 4.0%
Akzo Nobel NV	Netherlands	241,935	19,926,286
BASF AG	Germany	121,242	15,598,098
Bayer AG	Germany	236,072	16,656,133
Hitachi Chemical Co., Ltd.	Japan	279,600	5,912,714
Lonza Group AG	Switzerland	273,180	25,798,461
Rhodia SA	France	168,169	7,620,023
Tokuyama Corp.	Japan	1,226,000	17,825,101
Toray Industries, Inc. *	Japan	1,595,000	12,687,573
Umicore SA	Belgium	42,023	9,492,656

			131,517,045

Construction Materials 0.9%
Cemex SA de CV, ADR *	Mexico	253,343	8,193,113
CRH plc – London Exchange	Ireland	263,152	11,707,423
Imerys	France	108,141	10,641,012

			30,541,548

Containers & Packaging 0.3%
Rexam plc	United Kingdom	964,048	9,810,696

4

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 3.7%
BHP Billiton plc	United Kingdom	1,360,613	$40,176,149
Companhia Vale do Rio Doce, ADR	Brazil	580,076	28,429,525
Evraz Group SA, GDR	Luxembourg	186,836	9,054,702
Rio Tinto plc	United Kingdom	613,215	44,335,615

			121,995,991

TELECOMMUNICATION SERVICES 7.7%
Diversified Telecommunication Services 4.6%
Chunghwa Telecom Co., Ltd.	Taiwan	9,234,500	15,610,744
France Telecom	France	400,882	10,767,312
Koninklijke KPN NV	Netherlands	784,628	12,119,904
KT Corp.	South Korea	157,040	7,488,345
Telefonica SA	Spain	3,650,533	85,274,630
Telenor ASA	Norway	1,223,000	22,356,071

			153,617,006

Wireless Telecommunication Services 3.1%
Bouygues SA	France	235,808	18,837,128
China Unicom, Ltd.	Hong Kong	19,092,000	34,035,784
Sistema JSFC, GDR *	Russia	349,845	10,918,402
Tim Participacoes SA, ADS	Brazil	95,717	3,308,937
Vodafone Group plc *	United Kingdom	11,575,916	35,185,545

			102,285,796

UTILITIES 3.1%
Electric Utilities 0.7%
British Energy Group plc *	United Kingdom	1,479,445	14,953,854
Fortum Oyj *	Finland	269,200	8,678,214

			23,632,068

Gas Utilities 0.9%
Gaz de France	France	283,956	13,232,143
Tokyo Gas Co., Ltd.	Japan	3,816,000	16,453,077

			29,685,220

Multi-Utilities 1.5%
National Grid plc	United Kingdom	409,848	5,812,848
RWE AG	Germany	339,574	35,880,934
United Utilities plc	United Kingdom	526,554	7,131,543

			48,825,325

Total Common Stocks (cost $2,331,163,131)			3,139,271,914

PREFERRED STOCKS 2.7%
CONSUMER DISCRETIONARY 0.3%
Automobiles 0.3%
Dr. Ing. h.c. F. Porsche AG, Var. Rate Pfd.	Germany	6,023	10,876,179

FINANCIALS 0.5%
Diversified Financial Services 0.5%
Istituto Finanziario Industriale SpA, Var. Rate Pfd.	Italy	382,340	14,421,208

HEALTH CARE 1.4%
Health Care Equipment & Supplies 1.4%
Fresenius AG, Var. Rate Pfd.	Germany	584,788	46,488,843

INFORMATION TECHNOLOGY 0.5%
Semiconductors & Semiconductor Equipment 0.5%
Samsung Electronics Co., Ltd., Var. Rate Pfd.	South Korea	34,239	17,034,263

Total Preferred Stocks (cost $56,198,155)			88,820,493

OTHER 1.0%
Yellow Pages Income Fund (cost $31,678,123)	Canada	2,808,861	35,419,229

5

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Country	Shares	Value

SHORT-TERM INVESTMENTS 0.5%
MUTUAL FUND SHARES 0.5%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.05% q ø (cost $16,528,878)	United States	16,528,878	$16,528,878

Total Investments (cost $2,435,568,287) 99.2%			3,280,040,514
Other Assets and Liabilities 0.8%			25,641,087

Net Assets 100.0%			$3,305,681,601

*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
ADS	American Depository Shares
GDR	Global Depository Receipt

The following table show the percent of long-term investments by geographic location as of July 31, 2007:

France	17.2%
Japan	16.5%
United Kingdom	15.1%
Germany	9.2%
Switzerland	6.5%
Netherlands	6.2%
Spain	4.0%
Italy	3.6%
Hong Kong	2.0%
Norway	1.9%
Singapore	1.7%
Sweden	1.7%
Finland	1.4%
Greece	1.4%
Belgium	1.3%
Taiwan	1.1%
Canada	1.1%
Australia	1.1%
South Korea	1.1%
Brazil	1.0%
Bermuda	1.0%
Russia	0.8%
Israel	0.7%
Argentina	0.6%
Ireland	0.6%
Thailand	0.6%
Luxembourg	0.3%
Mexico	0.3%
100.0%

On July 31, 2007, the aggregate cost of securities for federal income tax purposes was $2,442,681,419. The gross unrealized appreciation and depreciation on securities based on tax cost was $881,558,738 and $44,199,643, respectively, with a net unrealized appreciation of $837,359,095.

6

EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS 93.0%
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Nautilus Minerals, Inc. *	Canada	451,300	$1,679,256

MATERIALS 92.8%
Metals & Mining 92.8%
Aber Diamond Corp.	Canada	98,200	3,668,717
Agnico-Eagle Mines, Ltd.	Canada	961,777	40,913,994
Agnico-Eagle Mines, Ltd. - Canadian Exchange	Canada	173,700	7,414,791
Alamos Gold, Inc. *	Canada	664,400	4,182,739
Anatolia Minerals Development, Ltd. *	Canada	1,007,100	5,299,281
Anglo Platinum, Ltd.	South Africa	144,287	20,007,859
AngloGold Ashanti, Ltd., ADR	South Africa	270,591	11,408,117
Aquarius Platinum, Ltd.	Bermuda	340,178	10,042,935
Aurelian Resources, Inc. *	Canada	1,211,972	8,495,477
Aurizon Mines, Ltd. *	Canada	1,789,300	6,926,865
Barrick Gold Corp.	Canada	1,454,148	47,841,469
BHP Billiton plc	United Kingdom	187,639	5,540,600
Companhia Vale do Rio Doce, ADR	Brazil	195,522	9,582,533
Compania de Minas Buenaventura SA, ADR	Peru	428,050	17,083,476
Eldorado Gold Corp. *	Canada	187,000	852,196
Eldorado Gold Corp. - Canadian Exchange *	Canada	4,486,700	20,446,789
Etruscan Resources, Inc. +	Canada	1,500,000	4,890,768
First Quantum Minerals, Ltd.	Canada	144,500	13,570,848
FNX Mining Co., Inc. *	Canada	152,000	4,653,192
Gabriel Resources, Ltd. *	Canada	128,310	506,368
Gabriel Resources, Ltd. - Canadian Exchange *	Canada	492,200	1,942,438
Gammon Gold, Inc. *	Canada	275,900	3,116,108
Gammon Gold, Inc. *	Canada	47,000	527,340
Gammon Gold, Inc. - Canadian Exchange *	Canada	385,100	4,349,450
Gold Fields, Ltd.	South Africa	181,085	2,945,901
Gold Fields, Ltd., ADR	South Africa	1,195,346	19,747,116
Goldcorp, Inc.	Canada	940,522	23,898,664
Goldcorp, Inc., Class A	Canada	980,410	24,965,103
Golden Star Resources, Ltd. *	Canada	2,346,445	8,728,775
Golden Star Resources, Ltd. - Canadian Exchange *	Canada	180,844	664,412
Great Basin Gold, Ltd.	Canada	985,400	2,805,508
Harmony Gold Mining Co., Ltd., ADR *	South Africa	986,503	13,653,202
Hochschild Mining plc	United Kingdom	1,377,845	9,933,798
HudBay Minerals, Inc. *	Canada	231,500	5,686,079
IAMGOLD Corp.	Canada	2,201,544	18,203,981
Impala Platinum Holdings, Ltd.	South Africa	773,565	22,773,945
International Minerals Corp.	Canada	303,700	1,680,802
Ivanhoe Mines, Ltd. *	Canada	47,700	690,233
Ivanhoe Mines, Ltd., ADR *	Canada	279,300	4,041,550
Kinross Gold Corp. - Canadian Exchange *	Canada	3,498,284	45,361,822
Lihir Gold, Ltd. *	Papua New Guinea	9,105,755	23,894,902
Lonmin plc	United Kingdom	246,171	17,394,620
Meridian Gold, Inc. *	Canada	971,219	27,417,512
Meridian Gold, Inc. - Canadian Exchange *	Canada	303,300	8,592,431
Minefinders Corp., Ltd. *	Canada	693,200	7,672,911
Miramar Mining Corp. *	Canada	293,200	1,398,564
Miramar Mining Corp. - Canadian Exchange *	Canada	1,650,100	7,922,961
Newcrest Mining, Ltd.	Australia	2,264,016	47,940,263
Newmont Mining Corp.	United States	167,020	6,973,085
OceanaGold Corp. *	Canada	600,000	2,029,598
Pan American Silver Corp. *	Canada	228,375	6,341,974
Polymetal, GDR * 144A	Russia	450,000	2,758,500

1

EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Polymetal, GDR - Frankfurt Exchange *	Russia	128,700	$788,931
Randgold Resources, Ltd., ADR	Channel Islands	1,768,782	40,505,108
Red Back Mining, Inc. *	Canada	639,500	3,665,445
Rio Tinto plc	United Kingdom	101,266	7,321,560
Rockwell Diamonds, Inc. ☐ +	Canada	3,750,000	2,643,327
Royal Gold, Inc.	United States	83,400	2,058,312
Semafo, Inc. *	Canada	2,586,100	4,325,354
Silver Standard Resources, Inc. *	Canada	122,600	4,238,282
Sino Gold Mining, Ltd. *	Australia	1,261,033	6,190,694
Western Goldfields, Inc.	Canada	806,952	2,176,136
Xstrata plc	United Kingdom	93,537	5,952,863
Yamana Gold, Inc.	Canada	2,367,740	26,274,850

			725,523,424

Total Common Stocks (cost $459,740,061)			727,202,680

PRIVATE PLACEMENTS 1.9%
Evergreen Special Investments (Cayman) SPC * ° ø	Cayman Islands	9,969	12,354,746
Red Back Mining, Inc. Units * ☐ +	Canada	450,000	2,540,803

Total Private Placement (cost $13,912,229)			14,895,549

WARRANTS 0.4%
ENERGY 0.0%
Oil, Gas & Consumable Fuels 0.0%
Nautilus Minerals, Inc., Expiring 2/20/2009 * ☐ +	Canada	225,650	50,526

MATERIALS 0.4%
Metals & Mining 0.4%
Golden Star Resources, Ltd., Expiring 11/28/2008 * ☐ +	Canada	432,000	301,517
Great Basin Gold, Ltd., Expiring 4/20/2009 *	Canada	300,000	186,046
International Minerals Corp., Expiring 5/8/2019 * +	Canada	151,850	62,067
Nevsun Resources, Ltd., Expiring 12/19/2008 * ☐ +	Canada	100,000	4,973
Rockwell Diamonds, Inc., Expiring 5/9/2009 * ☐ +	Canada	3,750,000	342,931
Silver Wheaton Corp., Expiring 8/5/2009 *	Canada	875,000	1,775,899
SouthernEra Resources, Ltd., Expiring 11/17/2008 * +	Canada	800,000	45,102
U.S. Gold Corp., Expiring 2/11/2022 * +	Canada	250,000	495,654

			3,214,189

Total Warrants (cost $874,131)			3,264,715

	Country	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE 2.5%

MATERIALS 2.5%
Metals & Mining 2.5%
Gold Bullion Securities, Ltd. * ¤ (cost $17,245,465)	United Kingdom	$30,047,100	19,717,746

	Country	Shares	Value

SHORT-TERM INVESTMENTS 2.1%
MUTUAL FUND SHARES 2.1%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.05% q ø (cost $16,119,069)	United States	16,119,069	16,119,069

Total Investments (cost $507,890,955) 99.9%			781,199,759
Other Assets and Liabilities 0.1%			576,362

Net Assets 100.0%			$781,776,121

2

EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
°	Affiliated company
ø	Evergreen Investment Management Company, LLC is the investment advisor to these holdings.
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

q	Rate shown is the 7-day annualized yield at period end.
Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of July 31, 2007:

Canada	56.0%
South Africa	11.8%
United Kingdom	8.6%
Australia	7.1%
Channel Islands	5.3%
Papua New Guinea	3.1%
Peru	2.2%
Cayman Islands	1.6%
Bermuda	1.3%
Brazil	1.3%
United States	1.2%
Russia	0.5%

100.0%

During the period ended July 31, 2007, the Fund invested in a wholly-owned subsidiary. A summary of the transaction with the affiliate for the period ended July 31, 2007 was as follows:

Affiliate	Beginning Shares	Shares Purchased	Shares Sold	Amount of Equity in Net Profit and Loss	Value, End of Period
Evergreen Special Investments (Cayman) SPC	11,650	0	1,681	$618,863	$12,354,746

On July 31, 2007, the aggregate cost of securities for federal income tax purposes was $509,607,070. The gross unrealized appreciation and depreciation on securities based on tax cost was $275,766,503 and $4,173,814, respectively, with a net unrealized appreciation of $271,592,689.

3

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Trust

By:
Dennis H. Ferro, Principal Executive Officer

Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: September 28, 2007

By:
Kasey Phillips Principal Financial Officer

Date: September 28, 2007

200 Berkeley Street
Boston, MA 02116-5034

CERTIFICATIONS

I, Kasey Phillips, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen International Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule(s) of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 28, 2007
Kasey Phillips Principal Financial Officer Evergreen International Trust

200 Berkeley Street
Boston, MA 02116-5034

CERTIFICATIONS

I, Dennis H. Ferro, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen International Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 28, 2007
Dennis H. Ferro Principal Executive Officer Evergreen International Trust